SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment  [  ]:  Amendment Number:
This Amendment  (Check only one);    [  ]  is a restatement
				          [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Northern Capital Management
Address:  8018 Excelsior Drive, Suite 300
	    Madison, WI  53717

Form 13F File Number:  28-1245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:  Stephen L. Hawk
Title:    Chairman & Chief Executive Officer
Phone:  (608) 831-8018

Signature, Place and date of signing:

	Stephen L. Hawk		Madison, WI			January 12, 2003
    [Signature]			 [City, State]			          [Date]

Report Type  (Check only one):

[ X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report).
[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[    ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers reporting for this Manager:  NONE

Institutional Investment Manager Filing this Report:

Name:      Northern Capital Management
Address:  8018 Excelsior Drive, Suite 300
	    Madison, WI  53717

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:	131

Form 13F Information Table Value Total:	1,526,078
			   (thousands)

FORM 13F INFORMATION TABLE

                                              Value    Shares/    Invesment         - - -VOTING AUTHORITY - - -
NAME OF ISSUER       TITLE OF CLASS CUSIP     $(000)   PRN AMT    Discretion Mngr   Sole      Shared   None
-------------------- -------------- --------- -------- ---------- ---------- ------ --------- -------- --------
Advanced Fibre Comm. Common         00754A105    1,662     82,475 SOLE                 25,550            56,925
Airgas Inc           Common         009363102    1,914     89,125 SOLE                 27,725            61,400
Allergan, Inc        Common         018490102   45,074    586,820 SOLE                410,260           176,560
Ambac Fin. Grp.      Common         023139108    4,598     66,265 SOLE                 49,840            16,425
Amer. Int'l Grp.     Common         026874107   57,621    869,352 SOLE                622,067           247,285
American Standard    Common         029712106   17,602    174,800 SOLE                112,225            62,575
Amgen, Inc           Common         031162100   26,884    435,088 SOLE                300,263           134,825
Amphenol Corp.       Class A        032095101    3,391     53,050 SOLE                 32,200            20,850
Anadarko Petroleum   Common         032511107    1,149     22,525 SOLE                 21,650               875
Anchor BanCorp. WI   Common         032839102      292     11,720 SOLE                 11,720                 0
Anheuser Busch Co.   Common         035229103   28,979    550,095 SOLE                385,670           164,425
Apogent Technologies Common         03760A101    1,117     48,500 SOLE                 15,100            33,400
Applied Materials    Common         038222105   20,321    905,587 SOLE                638,362           267,225
Avaya, Inc           Common         053499109    8,587    663,600 SOLE                456,400           207,200
B.J. Services        Common         055482103   21,136    588,753 SOLE                411,128           177,625
Baxter Intl          Common         071813109    2,852     93,458 SOLE                 90,978             2,480
BEA Systems, Inc.    Common         073325102   24,470  1,989,413 SOLE              1,329,038           660,375
Bear Stearns Co.     Common         073902108    2,317     28,975 SOLE                  8,975            20,000
Beckman Coulter      Common         075811109    1,130     22,225 SOLE                  6,875            15,350
Biomet Inc.          Common         090613100    1,979     54,650 SOLE                 16,850            37,800
Biovail Corp Intl    Common         09067J109    1,430     66,550 SOLE                 64,450             2,100
Boston Scientific    Common         101137107   15,082    410,295 SOLE                303,075           107,220
Brinker Intl Inc.    Common         109641100    1,100     33,185 SOLE                 10,535            22,650
Bristol Myers Squib  Common         110122108      851     29,749 SOLE                 27,649             2,100
CDW Corp.            Common         125129106    4,071     70,476 SOLE                 46,301            24,175
Cardinal Health Inc. Common         14149Y108   24,095    393,971 SOLE                277,046           116,925
Carlisle Cos.        Common         142339100    2,100     34,500 SOLE                 10,675            23,825
Cendant Corp.        Common         151313103   50,975  2,288,970 SOLE              1,677,015           611,955
Cephalon Inc         Common         156708109    1,611     33,275 SOLE                 10,300            22,975
ChevronTexaco Corp   Common         166764100   23,284    269,525 SOLE                185,675            83,850
Chiron Corp          Common         170040109    1,152     20,225 SOLE                  6,250            13,975
Citigroup, Inc.      Common         172967101   32,445    668,416 SOLE                487,329           181,087
Coca Cola Enterpr.   Common         191219104    1,161     53,100 SOLE                 16,500            36,600
Colgate Palmolive    Common         194162103    1,338     26,730 SOLE                 25,970               760
Comcast Corp.-Class  Class A        20030N101   32,251    983,565 SOLE                698,325           285,240
Comcast Corp.-Speci  Class A Spec.  20030N200      509     16,275 SOLE                 15,650               625
Commerce Bancorp Inc Common         200519106    3,110     59,250 SOLE                 31,600            27,650
Conocophillips       Common         20825C104      792     12,082 SOLE                 11,457               625
Constellation Brands Class A        21036P108    1,713     52,025 SOLE                 16,125            35,900
Crescent RE, Inc.    Common         225756105      941     54,950 SOLE                 54,150               800
Cytyc Corp           Common         232946103    2,806    202,750 SOLE                123,050            79,700
D S T Systems        Common         233326107    1,603     38,375 SOLE                 37,385               990
Dean Foods Co.       Common         242370104    2,884     87,728 SOLE                 56,846            30,882
Dell Inc.            Common         247025109   20,473    602,515 SOLE                426,265           176,250
Devon Energy Corp    Common         25179M103    1,546     27,000 SOLE                 26,475               525
Du Pont E I De NemourCommon         263534109    7,266    158,325 SOLE                109,325            49,000
Dun & Bradstreet     Common         26483E100    3,280     64,675 SOLE                 48,650            16,025
Ecolab Inc.          Common         278865100    3,226    117,850 SOLE                 50,025            67,825
Emulex Corp          Common         292475209    2,146     80,425 SOLE                 24,900            55,525
Exxon Mobil          Common         30231G102      263      6,421 SOLE                  6,296               125
First Data Corp.     Common         319963104    4,183    101,807 SOLE                 99,512             2,295
Fiserv, Inc.         Common         337738108   26,108    660,287 SOLE                444,217           216,070
Flextronics Intl     Common         Y2573F102    4,538    306,615 SOLE                253,000            53,615
Forest Laboratories  Common         345838106   41,623    673,510 SOLE                488,600           184,910
Genentech Inc.       Common         368710406    2,286     24,435 SOLE                 24,075               360
General Dynamics     Common         369550108   30,387    336,179 SOLE                242,569            93,610
General Electric     Common         369604103   48,130  1,553,598 SOLE              1,117,124           436,474
Gilead Sciences      Common         375558103    1,578     27,075 SOLE                  8,350            18,725
Gillette Company     Common         375766102      316      8,612 SOLE                  8,262               350
Goldman Sachs Grp    Common         38141G104   15,061    152,550 SOLE                105,975            46,575
H & R Block, Inc.    Common         093671105    3,080     55,626 SOLE                 54,126             1,500
Hewlett Packard Co   Common         428236103   41,421  1,803,284 SOLE              1,290,824           512,460
Home Depot, Inc.     Common         437076102   19,104    538,295 SOLE                400,665           137,630
Intel Corp.          Common         458140100   35,605  1,110,921 SOLE                810,025           300,896
Intuit Inc.          Common         461202103   29,280    553,915 SOLE                376,025           177,890
Investors Fin Srvs   Common         461915100    1,158     30,150 SOLE                  9,325            20,825
Ishares Nasdaq BiotecCommon         464287556    4,412     61,327 SOLE                 59,432             1,895
Jabil Circuit, Inc.  Common         466313103    2,911    102,875 SOLE                 45,400            57,475
Jefferson Pilot Corp.Common         475070108    2,911     57,472 SOLE                 21,897            35,575
Johnson & Johnson    Common         478160104   43,083    833,970 SOLE                596,650           237,320
Kohls Corp.          Common         500255104   34,495    767,586 SOLE                546,801           220,785
L 3 Communications   Common         502424104    2,052     39,950 SOLE                 12,400            27,550
Lauder, Estee Co.    Class A        518439104   24,624    627,196 SOLE                426,521           200,675
Lexmark Intl Grp     Class A        529771107    1,130     14,375 SOLE                  4,450             9,925
Liberty Media Corp.  Common Ser. A  530718105   54,023  4,543,546 SOLE              3,291,624         1,251,922
Lincare Holdings     Common         532791100    1,692     56,250 SOLE                 17,975            38,275
Lowes Cos. Inc.      Common         548661107   15,823    285,670 SOLE                213,875            71,795
M G I C Investment   Common         552848103    2,588     45,446 SOLE                 23,796            21,650
Mandalay Resort      Common         562567107    1,918     42,900 SOLE                 13,400            29,500
Marshall & Ilsley    Common         571834100      686     17,925 SOLE                 17,700               225
Mattel Inc.          Common         577081102    1,323     68,650 SOLE                 21,275            47,375
MBNA Corporation     Common         55262L100   18,118    729,101 SOLE                542,082           187,019
McKesson HBOC, Inc   Common         58155Q103    2,614     81,281 SOLE                 80,201             1,080
Medtronic Inc        Common         585055106   26,873    552,830 SOLE                392,430           160,400
Mercury Interactive  Common         589405109    1,707     35,100 SOLE                 10,900            24,200
Microchip Tech.Inc   Common         595017104   24,055    720,864 SOLE                489,285           231,579
Microsoft Corp.      Common         594918104   56,878  2,078,123 SOLE              1,489,173           588,950
Mylan Laboratories   Common         628530107   14,157    560,450 SOLE                374,325           186,125
National-Oilwell     Common         637071101    1,937     86,650 SOLE                 26,825            59,825
NY Community Bancorp Common         649445103    2,212     58,137 SOLE                 18,006            40,131
Nextel Comm. Inc.    Class A        65332V103   33,882  1,207,470 SOLE                865,030           342,440
Nextel Partners      Class A        65333F107      940     69,875 SOLE                 21,575            48,300
Noble Drilling       Common         G65422100    1,678     46,900 SOLE                 14,475            32,425
NVR Inc.             Common         62944T105    1,524      3,270 SOLE                  1,015             2,255
Office Depot Inc.    Common         676220106    2,344    140,275 SOLE                 43,475            96,800
Omnicare Inc.        Common         681904108    1,987     49,200 SOLE                 15,250            33,950
Omnicom Group, Inc   Common         681919106      628      7,196 SOLE                  7,096               100
Patterson Dental     Common         703412106    1,065     16,650 SOLE                  5,150            11,500
Paychex, Inc.        Common         704326107      311      8,368 SOLE                  8,368                 0
Pentair, Inc.        Common         709631105    2,237     48,950 SOLE                 17,525            31,425
Pepsico, Inc.        Common         713448108   19,809    424,898 SOLE                311,954           112,944
Pfizer, Inc.         Common         717081103   57,713  1,633,532 SOLE              1,187,624           445,908
Pier 1 Imports Inc   Common         720279108    1,415     64,750 SOLE                 20,175            44,575
Precision Castparts CCommon         740189105    3,711     81,732 SOLE                 59,282            22,450
Proctor & Gamble     Common         742718109   19,072    190,948 SOLE                135,173            55,775
Qlogic Corp.         Common         747277101    1,603     31,075 SOLE                  9,550            21,525
Qualcomm Inc.        Common         747525103   32,477    602,205 SOLE                442,510           159,695
Quest Diagonstics    Common         74834L100   31,785    434,751 SOLE                303,075           131,676
Royal Dutch Petro.   NY Reg EUR .56 780257804      355      6,785 SOLE                  6,652               133
Russell 2000 Growth  Common         464287648      462      7,800 SOLE                  7,800                 0
Schwab Corp, Charles Common         808513105      889     75,125 SOLE                 69,700             5,425
Skyworks Solutions   Common         83088M102    1,541    177,150 SOLE                 54,925           122,225
Sonic Corp           Common         835451105    1,361     44,300 SOLE                 13,650            30,650
State Street Corp.   Common         857477103   24,528    470,965 SOLE                333,875           137,090
Stericycle Inc.      Common         858912108    1,386     29,685 SOLE                  9,160            20,525
Stryker Corp         Common         863667101   28,827    339,100 SOLE                244,875            94,225
Synovus Financial    Common         87161C105    2,666     92,185 SOLE                 90,525             1,660
Target Corp.         Common         87612E106      294      7,650 SOLE                  7,250               400
Thermo Electron      Common         883556102    1,762     69,925 SOLE                 21,675            48,250
Time Warner Inc      Common         887317105    3,597    199,929 SOLE                194,623             5,306
TJX Companies        Common         872540109    2,459    111,500 SOLE                 39,700            71,800
Univision Comm.Inc   Class A        914906102    2,094     52,750 SOLE                 24,975            27,775
US Cellular Corp.    Common         911684108    1,142     32,175 SOLE                  9,925            22,250
Veritas Software     Common         923436109      355      9,599 SOLE                  8,749               850
Walgreen Company     Common         931422109   32,917    904,805 SOLE                660,024           244,781
Walmart Stores Inc   Common         931142103      283      5,330 SOLE                  5,330                 0
Washington Mutual    Common         939322103   35,426    882,996 SOLE                645,774           237,222
Weatherford Intl.    Common         G95089101    1,910     53,060 SOLE                 52,040             1,020
Werner Enterpr.Inc   Common         950755108      818     41,975 SOLE                 12,950            29,025
Wyeth                Common         983024100      274      6,465 SOLE                  6,465                 0
XTO Energy           Common         98385X106    1,892     66,850 SOLE                 20,575            46,275

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 /SUBMISSION